INCOME TAXES - Reconciliation of Unrecognized Tax Benefit (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of year	CAD 18	CAD 23	CAD 49
Gross increases – tax positions in prior years	2	3	3
Gross decreases – tax positions in prior years	(2)	(8)	(28)
Gross increases – tax positions in current year	1	1	2
Lapses of statute of limitations	(2)	(1)	(3)
Unrecognized Tax Benefit at End of Year	CAD 17	CAD 18	CAD 23